UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 08, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $2,032,504 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 COM              00826T108    15949  1550000 SH       SOLE                  1550000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    59376  1756700 SH       SOLE                  1756700        0        0
BAXTER INTL INC                COM              071813109   101025  1580000 SH       SOLE                  1580000        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    45493  1380228 SH       SOLE                  1380228        0        0
COMMSCOPE INC                  COM              203372107   105804  2005000 SH       SOLE                  2005000        0        0
COVIDIEN LTD                   COM              G2552X108    84052  1755102 SH       SOLE                  1755102        0        0
DIRECTV GROUP INC              COM              25459L106    72289  2790000 SH       SOLE                  2790000        0        0
DONNELLEY R R & SONS CO        COM              257867101    17814   600000 SH       SOLE                   600000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103     2981   100000 SH       SOLE                   100000        0        0
DST SYS INC DEL                COM              233326107    62207  1130000 SH       SOLE                  1130000        0        0
ENTERGY CORP NEW               COM              29364G103    43373   360000 SH       SOLE                   360000        0        0
EQUIFAX INC                    COM              294429105    50430  1500000 SH       SOLE                  1500000        0        0
FISERV INC                     COM              337738108    56713  1250000 SH       SOLE                  1250000        0        0
HEWITT ASSOCS INC              COM              42822Q100   121698  3175000 SH       SOLE                  3175000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    33924   850000 SH       SOLE                   850000        0        0
KROGER CO                      COM              501044101   112593  3900000 SH       SOLE                  3900000        0        0
LEHMAN BROS HLDGS INC          COM              524908100     6934   350000 SH  PUT  SOLE                   350000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    86640  3575728 SH       SOLE                  3575728        0        0
MCDERMOTT INTL INC             COM              580037109    15473   250000 SH       SOLE                   250000        0        0
MCGRAW HILL COS INC            COM              580645109     1404    35000 SH       SOLE                    35000        0        0
MF GLOBAL LTD                  SHS              G60642108    35967  5700000 SH       SOLE                  5700000        0        0
MICROSOFT CORP                 COM              594918104    82530  3000000 SH       SOLE                  3000000        0        0
MIRANT CORP NEW                COM              60467R100    66555  1700000 SH       SOLE                  1700000        0        0
MONSTER WORLDWIDE INC          COM              611742107    40190  1950000 SH       SOLE                  1950000        0        0
NASDAQ OMX GROUP INC           COM              631103108    78721  2965000 SH       SOLE                  2965000        0        0
PATTERSON COMPANIES INC        COM              703395103    36003  1225000 SH       SOLE                  1225000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100   131861  1807060 SH       SOLE                  1807060        0        0
SAFEWAY INC                    COM NEW          786514208    27123   950000 SH       SOLE                   950000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109   121472  4101000 SH       SOLE                  4101000        0        0
TALISMAN ENERGY INC            COM              87425E103   110761  5005000 SH       SOLE                  5005000        0        0
TECO ENERGY INC                COM              872375100    29012  1350000 SH       SOLE                  1350000        0        0
TELEPHONE & DATA SYS INC       COM              879433100     9454   200000 SH       SOLE                   200000        0        0
WABCO HLDGS INC                COM              92927K102    24392   525000 SH       SOLE                   525000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    94656  2900000 SH       SOLE                  2900000        0        0
ZIMMER HLDGS INC               COM              98956P102    47635   700000 SH       SOLE                   700000        0        0